Financial Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Expense
Fair value adjustment foreign currency derivatives	€ 353	€ 90	€ 2,721
Fair Value Adjustment Synthetic Warrants	35
Fair Value Adjustment Prepayment Option	15
Recoverable cash advances, Accretion of interest	1,037	990	925
Interest and bank charges	736	88	139
Interest on lease liabilities	150	129	98
Exchange differences	2,744	2,432	437
Total Financial expense	€ 5,070	€ 3,729	€ 4,320